Consolidated Statements of Shareholders’ Equity - USD ($)		Ordinary shares		Additional paid-in capital	Deferred share compensation	Deficit	Statutory reserves	Accumulated other comprehensive income	Total
Balance at Jun. 30, 2019		$ 7,175	[1]	$ 54,237,082	$ (3,161,200)	$ (64,031,446)	$ 6,248,092	$ 7,221,095	$ 520,798
Balance (in Shares) at Jun. 30, 2019	[1]	179,366
Sale of ordinary shares		$ 7,327	[1]	4,495,574					4,502,901
Sale of ordinary shares (in Shares)	[1]	183,182
Ordinary shares issued for services		$ 400	[1]	34,600	(35,000)
Ordinary shares issued for services (in Shares)	[1]	10,000
Ordinary shares issued for debt conversion		$ 3,679	[1]	5,626,570					5,630,249
Ordinary shares issued for debt conversion (in Shares)	[1]	91,985
Ordinary shares issued for acquisition of subsidiary		$ 1,989	[1]	1,887,810					1,889,799
Ordinary shares issued for acquisition of subsidiary (in Shares)	[1]	49,732
Ordinary shares issued for acquisition of equipment		$ 4,634	[1]	1,958,973					1,963,607
Ordinary shares issued for acquisition of equipment (in Shares)	[1]	115,834
Unvested restricted ordinary shares issued to officer		$ 420	[1]	84,180	(84,600)
Unvested restricted ordinary shares issued to officer (in Shares)	[1]	10,500
Stock compensation expense			[1]		3,444,617				3,444,617
Net loss			[1]			(11,626,597)			(11,626,597)
Foreign currency translation gain			[1]					265,124	265,124
Deconsolidation of discontinued operations			[1]			13,734,311	(6,248,092)	(7,486,219)
Balance at Jun. 30, 2020		$ 25,624	[1]	69,689,789	(1,201,183)	(61,923,732)			6,590,498
Balance (in Shares) at Jun. 30, 2020	[1]	640,599
Sale of ordinary shares		$ 57,250	[1]	62,283,775					62,341,025
Sale of ordinary shares (in Shares)	[1]	1,431,260
Ordinary shares issued for exercise of warrants		$ 13,657	[1]	5,157,934					5,171,591
Ordinary shares issued for exercise of warrants (in Shares)	[1]	341,432
Ordinary shares issued for services		$ 700	[1]	440,300					441,000
Ordinary shares issued for services (in Shares)	[1]	17,500
Ordinary shares issued for compensation		$ 5,130	[1]	4,091,370					4,096,500
Ordinary shares issued for compensation (in Shares)	[1]	128,250
Ordinary shares issued for acquisition of equipment		$ 6,061	[1]	3,811,939					3,818,000
Ordinary shares issued for acquisition of equipment (in Shares)	[1]	151,508
Ordinary shares issued for acquisition of intangible assets		$ 1,815	[1]	1,548,185					1,550,000
Ordinary shares issued for acquisition of intangible assets (in Shares)	[1]	45,371
Unvested restricted ordinary shares issued to officer		$ 120	[1]	969,880	(970,000)
Unvested restricted ordinary shares issued to officer (in Shares)	[1]	3,000
Forfeiture of unvested restricted ordinary shares			[1]	(308,400)	308,400
Stock compensation expense			[1]		1,180,400				1,180,400
Net loss			[1]			(8,238,513)			(8,238,513)
Balance at Jun. 30, 2021		$ 110,357	[1]	147,684,772	(682,383)	(70,162,245)			76,950,501
Balance (in Shares) at Jun. 30, 2021	[1]	2,758,920
Sale of ordinary shares		$ 72,625	[1]	43,864,577					43,937,202
Sale of ordinary shares (in Shares)	[1]	1,815,624
Ordinary shares issued for exercise of warrants		$ 151	[1]	31,328					31,479
Ordinary shares issued for exercise of warrants (in Shares)	[1]	3,775
Ordinary shares issued for compensation		$ 8,625	[1]	4,242,670	(86,260)				4,165,035
Ordinary shares issued for compensation (in Shares)	[1]	215,625
Ordinary shares issued for acquisition of equipment
Forfeiture of unvested restricted ordinary shares			[1]	(168,000)	168,000
Stock compensation expense			[1]		567,665				567,665
Net loss			[1]			(77,208,118)			(77,208,118)
Additional ordinary shares of round up adjustment due to retroactive effect of the 40-for-1 reverse share		$ 1,030	[1]	(1,030)
Additional ordinary shares of round up adjustment due to retroactive effect of the 40-for-1 reverse share (in Shares)	[1]	25,756
Balance at Jun. 30, 2022		$ 192,788	[1]	$ 195,654,317	$ (32,978)	$ (147,370,363)			$ 48,443,764
Balance (in Shares) at Jun. 30, 2022	[1]	4,819,700

[1]	Giving retroactive effect to the 40-for-1 reverse share split on September 26, 2022.